Schedule of cash (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 376	¥ 231,028	$ 363	¥ 979,005
Bank balances	242,611		1,217,396
Funds held in brokerage account	217		209
Total	$ 243,204		$ 1,217,968